EATON VANCE SERIES TRUST II

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (1933 Act File No. 02-42722) certifies (a) that the forms of prospectus and statement of additional information dated November 1, 2020 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 119 (“Amendment No. 119”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 119 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-20-001388) on October 26, 2020.

EATON VANCE SERIES TRUST II

on behalf of Parametric Tax-Managed

 Emerging Markets Fund

By:	/s/ Maureen A. Gemma
Maureen A. Gemma

Date: November 2, 2020